INCOME TAXES (Details Narrative) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Valuation Allowance	$ (4,932,375)	$ (4,824,535)	$ (4,779,709)
North America [Member]
Deferred Tax Assets	34.50%
Outside North America [Member]
Deferred Tax Assets	15.00%